Janus Henderson VIT Balanced Portfolio

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 5.9%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 0.9860%, 9/15/34 (144A)‡	$3,072,117	$3,072,968
Angel Oak Mortgage Trust I LLC 2018-2,
ICE LIBOR USD 12 Month + 0.7600%, 3.6740%, 7/27/48 (144A)‡	346,752	348,747
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	1,820,471	1,833,979
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	1,757,510	1,772,602
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	2,745,628	2,773,336
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	8,196,810	8,179,054
Arroyo Mortgage Trust 2018-1,
ICE LIBOR USD 12 Month + 0.8500%, 3.7630%, 4/25/48 (144A)‡	570,429	571,470
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	1,122,676	1,273,822
Bank 2019-BN17, 3.7140%, 4/15/52	2,498,288	2,750,767
Bank 2019-BN18, 3.5840%, 5/15/62	4,251,505	4,649,198
Bank 2019-BN20, 3.0110%, 9/15/62	2,044,338	2,144,632
Bank 2019-BN23, 2.9200%, 12/15/52	3,677,640	3,840,981
Bank 2019-BNK24, 2.9600%, 11/15/62	864,000	904,614
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	2,528,000	2,822,173
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 0.9560%, 8/15/36 (144A)‡	2,087,000	2,085,744
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	2,207,000	2,272,529
BVRT Financing Trust, 1.8560%, 7/10/32‡	2,745,385	2,745,385
BVRT Financing Trust 2021-1F M1, 1.6100%, 7/1/33‡	2,614,000	2,614,000
BVRT Financing Trust 2021-CRT1 M2, 2.3560%, 1/10/33‡	3,439,000	3,439,000
BVRT Financing Trust 2021-CRT2 M1, 1.8560%, 11/10/32‡	5,489,819	5,489,819
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 0.8560%, 11/15/35 (144A)‡	1,865,872	1,865,676
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.0260%, 10/15/36 (144A)‡	4,208,788	4,212,618
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.1860%, 10/15/36 (144A)‡	682,811	683,060
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.1060%, 11/15/32 (144A)‡	7,131,000	7,141,912
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.4560%, 11/15/32 (144A)‡	1,260,000	1,262,265
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.6560%, 11/15/32 (144A)‡	1,149,000	1,151,475
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 0.9060%, 2/15/36 (144A)‡	4,525,000	4,523,911
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 0.9060%, 2/15/36 (144A)‡	5,146,000	5,142,375
BX Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	2,230,000	2,337,694
BX Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	1,121,000	1,196,560
BX Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	2,229,000	2,351,398
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	3,343,000	3,437,240
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	1,140,000	1,226,905
CarMax Auto Owner Trust 2017-3, 2.7200%, 5/15/23	2,701,000	2,724,355
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	4,652,000	4,635,015
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	1,757,000	1,751,721
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	2,398,000	2,395,414
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	4,652,205	4,650,565
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 1.0060%, 11/15/37 (144A)‡	6,622,407	6,627,655
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.4060%, 11/15/37 (144A)‡	2,944,057	2,947,405
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 1.7560%, 11/15/37 (144A)‡	2,955,853	2,958,571
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	1,513,318	1,529,927
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	1,585,967	1,587,292
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 5.0086%, 11/25/24‡	377,385	381,739
Connecticut Avenue Securities Trust 2016-C03,
ICE LIBOR USD 1 Month + 5.9000%, 6.0086%, 10/25/28‡	639,855	675,926
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3586%, 1/25/29‡	1,583,510	1,647,647

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2016-C06 1M2,
ICE LIBOR USD 1 Month + 4.2500%, 4.3586%, 4/25/29‡	$1,978,097	$2,050,304
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6586%, 7/25/29‡	2,149,658	2,205,807
Connecticut Avenue Securities Trust 2017-C04 2M2C,
ICE LIBOR USD 1 Month + 2.8500%, 2.9586%, 11/25/29‡	4,094,000	4,115,707
Connecticut Avenue Securities Trust 2017-C06 1M2,
ICE LIBOR USD 1 Month + 2.6500%, 2.7586%, 2/25/30‡	1,650,657	1,663,999
Connecticut Avenue Securities Trust 2018-C01 1M2C,
ICE LIBOR USD 1 Month + 2.2500%, 2.3586%, 7/25/30‡	2,636,859	2,611,427
Connecticut Avenue Securities Trust 2018-C05,
ICE LIBOR USD 1 Month + 2.3500%, 2.4586%, 1/25/31‡	2,674,048	2,671,792
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.5086%, 4/25/31 (144A)‡	2,840,447	2,844,357
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.4086%, 8/25/31 (144A)‡	6,285,122	6,292,421
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2586%, 9/25/31 (144A)‡	2,319,005	2,324,300
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.2086%, 6/25/39 (144A)‡	2,722,215	2,727,572
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.1086%, 7/25/39 (144A)‡	2,373,046	2,377,309
Connecticut Avenue Securities Trust 2019-R06,
ICE LIBOR USD 1 Month + 2.1000%, 2.2086%, 9/25/39 (144A)‡	2,810,117	2,812,778
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.2086%, 10/25/39 (144A)‡	3,515,929	3,517,718
Connecticut Avenue Securities Trust 2020-R01,
ICE LIBOR USD 1 Month + 0.8000%, 0.9086%, 1/25/40 (144A)‡	94,630	94,630
Connecticut Avenue Securities Trust 2020-R01 1M2,
ICE LIBOR USD 1 Month + 2.0500%, 2.1586%, 1/25/40 (144A)‡	3,578,359	3,572,715
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.1086%, 1/25/40 (144A)‡	5,273,843	5,258,325
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.0360%, 11/15/36 (144A)‡	2,618,339	2,620,233
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	1,172,000	1,182,394
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.0860%, 5/15/36 (144A)‡	7,812,000	7,815,644
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.5360%, 5/15/36 (144A)‡	1,486,000	1,486,625
Credit Suisse Commercial Mortgage Trust 2020-UNFI, 4.1682%, 12/6/22‡	2,312,000	2,309,216
DB Master Finance LLC 2019-1A A23, 4.3520%, 5/20/49 (144A)	1,292,320	1,385,385
DB Master Finance LLC 2019-1A A2I, 3.7870%, 5/20/49 (144A)	1,616,385	1,642,723
DB Master Finance LLC 2019-1A A2II, 4.0210%, 5/20/49 (144A)	1,017,505	1,069,469
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	716,830	716,830
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	913,740	973,357
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	3,357,713	3,521,222
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	2,020,493	2,165,431
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	6,453,810	6,741,393
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	2,997,000	3,076,489
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	2,613,000	2,701,905
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	343,092	347,156
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	651,373	655,417
Drive Auto Receivables Trust 2018-4, 3.6600%, 11/15/24	282,251	283,498
Exeter Automobile Receivables Trust 2021-1A C, 0.7400%, 1/15/26	965,000	960,091
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	3,089,000	3,061,387
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.1086%, 7/25/25‡	2,125,600	2,174,390
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.8086%, 4/25/28‡	1,343,094	1,421,130
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.1086%, 3/25/31‡	3,598,231	3,582,100
Fannie Mae REMICS, 3.0000%, 5/25/48	3,828,913	4,068,308
Fannie Mae REMICS, 3.0000%, 11/25/49	5,618,966	5,945,951
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.6586%, 7/25/28‡	1,830,428	1,921,357
Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA2 M2,
ICE LIBOR USD 1 Month + 2.1500%, 2.2586%, 12/25/30 (144A)‡	2,919,000	2,911,672
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.0586%, 10/25/49 (144A)‡	979,110	977,528
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA1 M2,
ICE LIBOR USD 1 Month + 1.7000%, 1.8086%, 1/25/50 (144A)‡	3,898,089	3,881,982
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0167%, 12/25/50 (144A)‡	4,640,000	4,619,730
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.2586%, 9/25/50 (144A)‡	2,441,000	2,458,860

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6167%, 11/25/50 (144A)‡	$7,495,000	$7,527,783
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3167%, 8/25/33 (144A)‡	3,047,000	3,048,221
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.2667%, 8/25/33 (144A)‡	3,831,000	3,792,614
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1400%, 12/15/36 (144A)‡	1,067,000	1,066,668
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.4400%, 12/15/36 (144A)‡	1,195,000	1,188,607
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 1.7390%, 12/15/36 (144A)‡	1,332,000	1,319,117
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	1,603,823	1,809,431
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	2,669,380	2,985,747
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	2,189,000	2,287,132
GS Mortgage Securities Trust 2020-GC47, 2.3772%, 5/12/53	3,112,000	3,118,481
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	3,528,338	3,772,477
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	3,528,338	3,615,578
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	4,962,500	5,180,070
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 0.8060%, 3/15/38 (144A)‡	8,608,000	8,611,296
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.2060%, 3/15/38 (144A)‡	4,272,000	4,274,222
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	3,873,000	3,869,512
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	2,782,000	2,922,099
Morgan Stanley Capital I Trust 2019-H6, 3.4170%, 6/15/52	1,423,916	1,534,672
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	2,221,000	2,430,613
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	2,249,599	2,541,112
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	3,365,443	3,825,792
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	776,002	832,619
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1500%, 3/15/29 (144A)‡	3,636,000	3,649,915
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	1,944,368	1,964,335
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	3,739,137	3,757,097
Oak Street Investment Grade Net Lease Fund 2020-1A A5,
3.3900%, 11/20/50 (144A)	5,424,000	5,536,225
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	570,000	580,043
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	566,000	576,573
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	2,659,800	2,708,127
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	3,364,413	3,173,871
Preston Ridge Partners Mortgage Trust 2020-1A, 2.9810%, 2/25/25 (144A)Ç	931,627	940,670
Preston Ridge Partners Mortgage Trust 2020-3, 2.8570%, 9/25/25 (144A)Ç	5,588,023	5,637,405
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	3,560,105	3,576,426
Preston Ridge Partners Mortgage Trust 2020-5 A1, 3.1040%, 11/25/25 (144A)Ç	1,846,346	1,851,540
Santander Drive Auto Receivables Trust 2020-1 A2A, 2.0700%, 1/17/23	549,223	550,475
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	7,470,000	7,564,320
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	1,200,496	1,218,193
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	602,052	616,333
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	511,436	517,241
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	1,272,659	1,282,271
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	4,153,487	4,194,356
Taco Bell Funding LLC 2016-1A A23, 4.9700%, 5/25/46 (144A)	2,258,025	2,436,086
Taco Bell Funding LLC 2018-1A A2I, 4.3180%, 11/25/48 (144A)	2,951,073	2,964,524
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48 (144A)	2,172,983	2,351,498
United Auto Credit Securitization Trust 2019-1 C, 3.1600%, 8/12/24 (144A)	635,021	636,060
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	7,100,000	7,093,541
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	3,097,000	2,991,629
VCAT Asset Securitization LLC 2020-NPL1, 3.6710%, 8/25/50 (144A)Ç	1,913,085	1,944,546
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	1,814,058	1,813,007
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 1.2560%, 2/15/40 (144A)‡	2,510,000	2,516,312
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	1,131,008	1,172,962
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	323,145	339,193
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	2,050,008	2,168,380
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	3,399,000	3,520,094
Wingstop Funding LLC 2020-1A A2, 2.8410%, 12/5/50 (144A)	3,624,000	3,660,143
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $405,453,758)		409,508,429

Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans– 0.2%
Basic Industry – 0.1%
Alpha 3 BV, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 3/18/28ƒ,‡	$4,325,000	$4,308,781
Consumer Non-Cyclical – 0.1%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8651%, 8/1/27‡	9,209,597	9,081,307
Total Bank Loans and Mezzanine Loans (cost $13,513,070)		13,390,088
Corporate Bonds– 13.9%
Banking – 2.8%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	7,355,000	8,044,863
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	3,294,000	3,629,545
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	14,103,000	14,073,556
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	2,002,000	2,092,090
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	5,841,000	6,464,819
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	8,577,000	9,292,751
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	3,042,000	3,344,466
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	2,067,000	2,175,841
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	7,787,000	7,323,681
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	9,899,000	10,880,814
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	6,795,000	7,754,536
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	3,565,000	3,740,151
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	2,436,000	2,506,035
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	555,000	589,582
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	2,339,000	2,520,273
Citigroup Inc, SOFR + 3.8130%, 5.0000%‡,µ	3,727,000	3,839,928
Citizens Financial Group Inc, 2.6380%, 9/30/32 (144A)	3,680,000	3,523,601
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	1,778,000	1,802,654
Credit Suisse Group AG,
US Treasury Yield Curve Rate 5 Year + 3.5540%, 4.5000% (144A)‡,µ	6,542,000	6,133,125
First Republic Bank/CA, 4.6250%, 2/13/47	1,653,000	1,968,081
Goldman Sachs Group Inc, 3.5000%, 4/1/25	10,761,000	11,658,603
Goldman Sachs Group Inc,
US Treasury Yield Curve Rate 5 Year + 3.2240%, 4.9500%‡,µ	1,666,000	1,762,295
HSBC Holdings PLC, SOFR + 1.5380%, 1.6450%, 4/18/26‡	3,742,000	3,744,296
HSBC Holdings PLC, SOFR + 1.2900%, 1.5890%, 5/24/27‡	7,498,000	7,378,933
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	2,623,000	2,693,990
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	6,655,000	7,360,144
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	13,078,000	13,319,830
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%, 7/31/69‡	2,000,000	2,067,500
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%, 1/23/70‡	2,111,000	2,134,749
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	6,824,000	7,050,777
Morgan Stanley, 4.3500%, 9/8/26	3,985,000	4,502,473
Morgan Stanley, 3.9500%, 4/23/27	6,273,000	6,941,546
Morgan Stanley, SOFR + 1.0340%, 1.7940%, 2/13/32‡	5,529,000	5,160,541
Natwest Group PLC,
US Treasury Yield Curve Rate 5 Year + 2.3500%, 3.0320%, 11/28/35‡	5,500,000	5,247,440
SVB Financial Group, 1.8000%, 2/2/31	2,878,000	2,653,566
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	6,329,000	6,344,822
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	5,490,000	5,209,461
		196,931,358
Basic Industry – 0.4%
Allegheny Technologies Inc, 5.8750%, 12/1/27	4,100,000	4,243,500
Axalta Coating Systems Ltd, 3.3750%, 2/15/29 (144A)	7,654,000	7,464,181
Constellium NV, 5.7500%, 5/15/24 (144A)	4,159,000	4,210,988
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	5,787,000	5,710,322
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	3,657,000	3,702,896
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	2,242,000	2,391,057
		27,722,944
Brokerage – 0.3%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	15,360,000	16,967,731
Charles Schwab Corp,
US Treasury Yield Curve Rate 10 Year + 3.0790%, 4.0000%‡,µ	4,388,000	4,313,404
Raymond James Financial Inc, 5.6250%, 4/1/24	1,553,000	1,774,343
		23,055,478
Capital Goods – 0.8%
Boeing Co, 4.5080%, 5/1/23	6,065,000	6,491,878
Boeing Co, 4.8750%, 5/1/25	1,957,000	2,179,018
Boeing Co, 2.1960%, 2/4/26	1,978,000	1,971,866
Boeing Co, 3.2500%, 2/1/28	2,110,000	2,182,500
Boeing Co, 3.6250%, 2/1/31	4,560,000	4,770,692

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Capital Goods– (continued)
Boeing Co, 3.6000%, 5/1/34	$5,168,000	$5,168,273
Boeing Co, 3.9500%, 8/1/59	2,752,000	2,645,527
General Dynamics Corp, 3.5000%, 4/1/27	2,033,000	2,243,509
General Electric Co, 6.7500%, 3/15/32	2,026,000	2,713,555
TransDigm Inc, 4.6250%, 1/15/29 (144A)	9,491,000	9,358,601
Wabtec Corp, 4.4000%, 3/15/24	3,516,000	3,822,792
Wabtec Corp, 3.4500%, 11/15/26	975,000	1,050,807
Wabtec Corp, 4.9500%, 9/15/28	3,028,000	3,449,987
Westinghouse Air Brake Technologies Corp, 3.2000%, 6/15/25	4,854,000	5,135,165
		53,184,170
Communications – 1.8%
AT&T Inc, 3.5000%, 9/15/53 (144A)	1,680,000	1,552,548
AT&T Inc, 3.5500%, 9/15/55 (144A)	2,407,000	2,202,661
AT&T Inc, 3.8000%, 12/1/57 (144A)	3,657,000	3,479,221
AT&T Inc, 3.6500%, 9/15/59 (144A)	604,000	552,097
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	6,601,000	6,615,654
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32 (144A)	9,894,000	10,017,675
CenturyLink Inc, 6.4500%, 6/15/21	2,658,000	2,677,271
CenturyLink Inc, 5.8000%, 3/15/22	1,479,000	1,530,913
Charter Communications Operating LLC / Charter Communications Operating
Capital, 2.8000%, 4/1/31	4,500,000	4,440,997
Charter Communications Operating LLC / Charter Communications Operating
Capital, 6.4840%, 10/23/45	936,000	1,218,683
Charter Communications Operating LLC / Charter Communications Operating
Capital, 5.3750%, 5/1/47	1,778,000	2,063,906
Charter Communications Operating LLC / Charter Communications Operating
Capital, 4.8000%, 3/1/50	2,585,000	2,772,969
Charter Communications Operating LLC / Charter Communications Operating
Capital, 3.7000%, 4/1/51	2,337,000	2,185,806
Comcast Corp, 3.7500%, 4/1/40	1,775,000	1,947,538
Crown Castle International Corp, 3.6500%, 9/1/27	1,958,000	2,133,702
Crown Castle International Corp, 4.3000%, 2/15/29	1,204,000	1,349,578
Crown Castle International Corp, 3.1000%, 11/15/29	3,265,000	3,370,129
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	5,750,000	5,711,360
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	6,461,000	6,355,137
CSC Holdings LLC, 3.3750%, 2/15/31 (144A)	4,001,000	3,770,943
Fox Corp, 4.0300%, 1/25/24	2,592,000	2,815,491
GCI LLC, 4.7500%, 10/15/28 (144A)	9,592,000	9,819,810
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	4,402,000	4,638,608
SBA Communications Corp, 3.1250%, 2/1/29 (144A)	5,651,000	5,431,459
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	6,938,000	6,945,979
T-Mobile USA Inc, 3.5000%, 4/15/25 (144A)	3,170,000	3,420,050
T-Mobile USA Inc, 2.2500%, 2/15/26	2,963,000	2,984,304
T-Mobile USA Inc, 3.7500%, 4/15/27 (144A)	4,405,000	4,815,370
T-Mobile USA Inc, 2.6250%, 2/15/29	7,441,000	7,225,509
T-Mobile USA Inc, 3.0000%, 2/15/41 (144A)	3,014,000	2,797,444
Verizon Communications Inc, 3.0000%, 3/22/27	2,200,000	2,354,050
Verizon Communications Inc, 2.1000%, 3/22/28	1,798,000	1,805,534
Verizon Communications Inc, 3.4000%, 3/22/41	2,155,000	2,187,724
Verizon Communications Inc, 4.8620%, 8/21/46	1,321,000	1,584,732
Verizon Communications Inc, 3.5500%, 3/22/51	3,036,000	3,031,740
		127,806,592
Consumer Cyclical – 1.4%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	10,521,000	10,152,765
Booking Holdings Inc, 4.1000%, 4/13/25	11,477,000	12,788,545
Choice Hotels International Inc, 3.7000%, 12/1/29	4,189,000	4,389,904
Choice Hotels International Inc, 3.7000%, 1/15/31	1,267,000	1,332,174
Dollar General Corp, 4.1250%, 4/3/50	3,153,000	3,492,582
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	5,895,000	5,986,849
Ford Motor Credit Co LLC, 3.3750%, 11/13/25	7,879,000	8,012,943
Ford Motor Credit Co LLC, 4.0000%, 11/13/30	3,134,000	3,108,897
General Motors Co, 4.2000%, 10/1/27	1,542,000	1,692,277
General Motors Co, 5.0000%, 10/1/28	4,428,000	5,074,524
General Motors Co, 5.4000%, 4/1/48	1,505,000	1,784,075
General Motors Financial Co Inc, 4.3500%, 4/9/25	2,570,000	2,818,826
General Motors Financial Co Inc, 4.3000%, 7/13/25	790,000	868,694
General Motors Financial Co Inc, 4.3500%, 1/17/27	2,216,000	2,460,888
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	1,284,000	1,439,467
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	2,597,000	2,916,041
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	385,607
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	4,670,000	4,857,967
GoDaddy Operating Co LLC / GD Finance Co Inc, 3.5000%, 3/1/29 (144A)	7,625,000	7,491,562
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,475,000	1,553,731

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	$2,588,000	$2,897,784
MDC Holdings Inc, 5.5000%, 1/15/24	2,249,000	2,479,523
MGM Resorts International, 7.7500%, 3/15/22	544,000	573,050
Nordstrom Inc, 4.3750%, 4/1/30	3,998,000	4,092,897
Service Corp International/US, 3.3750%, 8/15/30	2,052,000	2,002,855
Yum! Brands Inc, 4.6250%, 1/31/32	5,533,000	5,643,688
		100,298,115
Consumer Non-Cyclical – 2.0%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	4,540,000	5,423,229
Anheuser-Busch InBev Worldwide Inc, 4.3500%, 6/1/40	3,603,000	4,073,530
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	7,110,000	7,536,600
Avantor Funding Inc, 4.6250%, 7/15/28 (144A)	3,985,000	4,161,775
Catalent Pharma Solutions Inc, 3.1250%, 2/15/29 (144A)	1,325,000	1,272,000
Coca-Cola Femsa SAB de CV, 2.7500%, 1/22/30	2,607,000	2,617,845
CVS Health Corp, 5.0500%, 3/25/48	2,563,000	3,146,441
CVS Health Corp, 4.2500%, 4/1/50	1,209,000	1,357,107
DaVita Inc, 4.6250%, 6/1/30 (144A)	4,493,000	4,577,738
DaVita Inc, 3.7500%, 2/15/31 (144A)	6,903,000	6,583,598
Diageo Capital PLC, 1.3750%, 9/29/25	3,173,000	3,202,462
Diageo Capital PLC, 2.0000%, 4/29/30	2,989,000	2,922,472
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	2,315,560
Elanco Animal Health Inc, 5.2720%, 8/28/23	5,460,000	5,876,325
Hasbro Inc, 3.9000%, 11/19/29	8,515,000	9,157,546
Hasbro Inc, 6.3500%, 3/15/40	922,000	1,178,229
Hasbro Inc, 5.1000%, 5/15/44	1,990,000	2,213,578
HCA Inc, 4.7500%, 5/1/23	3,958,000	4,266,100
HCA Inc, 5.3750%, 2/1/25	2,189,000	2,441,862
HCA Inc, 5.8750%, 2/15/26	1,152,000	1,320,480
HCA Inc, 5.3750%, 9/1/26	883,000	995,583
HCA Inc, 5.6250%, 9/1/28	2,351,000	2,703,650
HCA Inc, 5.8750%, 2/1/29	1,902,000	2,215,830
HCA Inc, 3.5000%, 9/1/30	9,956,000	10,040,325
HCA Inc, 5.5000%, 6/15/47	1,035,000	1,287,327
HCA Inc, 5.2500%, 6/15/49	1,552,000	1,899,134
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	2,573,000	2,817,435
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	5,393,000	6,091,393
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	5,277,000	5,840,293
Kraft Heinz Foods Co, 5.0000%, 6/4/42	2,892,000	3,254,661
Kraft Heinz Foods Co, 4.3750%, 6/1/46	833,000	870,792
Kraft Heinz Foods Co, 4.8750%, 10/1/49	1,946,000	2,182,658
Mondelez International Inc, 2.7500%, 4/13/30	720,000	735,075
Pilgrim's Pride Corp, 4.2500%, 4/15/31 (144A)	8,793,000	8,759,850
Royalty Pharma PLC, 1.7500%, 9/2/27 (144A)	2,033,000	1,974,226
Royalty Pharma PLC, 3.5500%, 9/2/50 (144A)	3,923,000	3,738,422
Sysco Corp, 2.5000%, 7/15/21	629,000	631,555
Sysco Corp, 6.6000%, 4/1/40	3,303,000	4,607,788
Sysco Corp, 6.6000%, 4/1/50	1,572,000	2,270,551
		138,561,025
Electric – 0.5%
Ameren Corp, 3.5000%, 1/15/31	4,387,000	4,655,710
Dominion Energy Inc, 3.3750%, 4/1/30	5,928,000	6,311,657
East Ohio Gas Co/The, 2.0000%, 6/15/30 (144A)	648,000	623,493
NextEra Energy Capital Holdings Inc, 2.7500%, 5/1/25	2,601,000	2,748,591
NRG Energy Inc, 7.2500%, 5/15/26	4,447,000	4,624,880
NRG Energy Inc, 6.6250%, 1/15/27	4,756,000	4,946,240
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	4,783,000	4,669,404
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	5,400,000	5,265,000
		33,844,975
Energy – 0.7%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29	4,749,000	5,005,250
Cheniere Energy Inc, 4.6250%, 10/15/28 (144A)	10,717,000	11,130,033
Cheniere Energy Partners LP, 4.0000%, 3/1/31 (144A)	3,621,000	3,684,368
Continental Resources Inc, 5.7500%, 1/15/31 (144A)	5,520,000	6,236,827
Energy Transfer Operating LP, 5.8750%, 1/15/24	1,589,000	1,768,834
Energy Transfer Operating LP, 5.5000%, 6/1/27	1,185,000	1,366,574
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	205,907
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	6,466,000	6,537,126
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	1,871,000	2,091,920
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	3,174,000	3,294,620
ONEOK Inc, 5.8500%, 1/15/26	1,593,000	1,864,869
ONEOK Inc, 6.3500%, 1/15/31	3,407,000	4,277,842

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Energy– (continued)
ONEOK Inc, 7.1500%, 1/15/51	$890,000	$1,199,986
		48,664,156
Finance Companies – 0.2%
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	4,435,000	4,268,688
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	6,482,000	6,238,925
		10,507,613
Financial Institutions – 0.1%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	2,938,000	3,076,560
Industrial Conglomerates – 0.1%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 3.5139%‡,µ	5,540,000	5,235,300
Information Technology Services – 0.1%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28 (144A)	5,412,000	5,440,413
Insurance – 0.7%
Brown & Brown Inc, 4.5000%, 3/15/29	2,493,000	2,800,570
Brown & Brown Inc, 2.3750%, 3/15/31	955,000	918,156
Centene Corp, 5.3750%, 6/1/26 (144A)	6,910,000	7,225,787
Centene Corp, 4.2500%, 12/15/27	5,363,000	5,641,213
Centene Corp, 4.6250%, 12/15/29	8,060,000	8,723,378
Centene Corp, 3.3750%, 2/15/30	1,163,000	1,173,897
Centene Corp, 3.0000%, 10/15/30	2,372,000	2,368,062
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	13,333,000	13,719,124
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	7,720,000	7,806,464
		50,376,651
Real Estate Investment Trusts (REITs) – 0.1%
Agree LP, 2.9000%, 10/1/30	2,058,000	2,072,775
MPT Operating Partnership LP/MPT Finance Corp, 3.5000%, 3/15/31	6,550,000	6,427,646
		8,500,421
Technology – 1.9%
Analog Devices Inc, 2.9500%, 4/1/25	2,815,000	2,991,629
Broadcom Inc, 4.1500%, 11/15/30	5,187,000	5,598,641
Broadcom Inc, 4.3000%, 11/15/32	4,150,000	4,518,256
Broadcom Inc, 3.5000%, 2/15/41 (144A)	5,667,000	5,427,531
Broadcom Inc, 3.7500%, 2/15/51 (144A)	4,721,000	4,514,295
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	6,989,000	6,833,131
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	5,565,000	5,440,900
Dell International LLC / EMC Corp, 5.8750%, 6/15/21 (144A)	2,422,000	2,425,028
Equifax Inc, 2.6000%, 12/15/25	4,708,000	4,935,384
Equinix Inc, 2.1500%, 7/15/30	2,665,000	2,533,725
Gartner Inc, 3.7500%, 10/1/30 (144A)	1,038,000	1,029,416
Global Payments Inc, 3.2000%, 8/15/29	1,143,000	1,203,821
Marvell Technology Group Ltd, 4.2000%, 6/22/23	1,361,000	1,456,251
Marvell Technology Group Ltd, 4.8750%, 6/22/28	4,065,000	4,659,714
Microchip Technology Inc, 2.6700%, 9/1/23 (144A)	6,452,000	6,719,320
Microchip Technology Inc, 4.2500%, 9/1/25 (144A)	5,055,000	5,281,199
MSCI Inc, 4.0000%, 11/15/29 (144A)	422,000	434,010
MSCI Inc, 3.6250%, 9/1/30 (144A)	7,118,000	7,237,938
MSCI Inc, 3.8750%, 2/15/31 (144A)	6,019,000	6,146,904
PayPal Holdings Inc, 1.6500%, 6/1/25	2,243,000	2,284,279
Qorvo Inc, 3.3750%, 4/1/31 (144A)	5,951,000	5,831,325
Sensata Technologies Inc, 3.7500%, 2/15/31 (144A)	5,928,000	5,844,652
SK Hynix Inc, 1.5000%, 1/19/26 (144A)	4,696,000	4,621,240
SK Hynix Inc, 2.3750%, 1/19/31 (144A)	3,075,000	2,907,708
Total System Services Inc, 4.8000%, 4/1/26	3,189,000	3,646,685
Trimble Inc, 4.7500%, 12/1/24	5,510,000	6,166,498
Trimble Inc, 4.9000%, 6/15/28	6,348,000	7,322,857
Twilio Inc, 3.6250%, 3/15/29	2,158,000	2,184,608
Twilio Inc, 3.8750%, 3/15/31	2,158,000	2,204,095
VMware Inc, 4.5000%, 5/15/25	5,017,000	5,595,669
VMware Inc, 4.6500%, 5/15/27	5,629,000	6,380,554
		134,377,263
Total Corporate Bonds (cost $940,679,216)		967,583,034
Inflation-Indexed Bonds– 1.4%
United States Treasury Inflation Indexed Bonds, 0.6250%, 4/15/23ÇÇ	79,429,014	84,505,025
United States Treasury Inflation Indexed Bonds, 0.1250%, 1/15/31ÇÇ	15,964,211	17,183,768
Total Inflation-Indexed Bonds (cost $101,741,129)		101,688,793
Mortgage-Backed Securities– 5.2%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	1,180,441	1,185,422
2.0000%, TBA, 15 Year Maturity	10,750,785	11,032,026
2.0000%, TBA, 30 Year Maturity	60,207,245	60,084,302
2.5000%, TBA, 15 Year Maturity	8,099,200	8,428,270
3.5000%, TBA, 30 Year Maturity	10,171,300	10,745,368

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae– (continued)
2.5000%, TBA, 30 Year Maturity	$8,643,153	$8,868,739
		100,344,127
Fannie Mae Pool:
3.0000%, 10/1/34	593,561	631,808
2.5000%, 11/1/34	397,476	416,456
3.0000%, 11/1/34	236,230	253,083
3.0000%, 12/1/34	241,143	257,959
6.0000%, 2/1/37	85,406	99,571
4.5000%, 11/1/42	478,238	535,751
3.0000%, 1/1/43	260,978	276,685
3.0000%, 2/1/43	74,364	79,327
3.0000%, 5/1/43	2,494,954	2,633,923
3.0000%, 5/1/43	592,433	633,494
5.0000%, 7/1/44	62,095	70,480
4.5000%, 10/1/44	1,184,108	1,323,585
4.5000%, 3/1/45	1,832,494	2,048,345
4.5000%, 6/1/45	1,061,553	1,186,774
3.5000%, 12/1/45	798,461	854,918
3.0000%, 1/1/46	95,969	101,314
4.5000%, 2/1/46	2,225,597	2,493,248
3.5000%, 7/1/46	1,241,841	1,338,771
3.0000%, 9/1/46	6,310,464	6,685,728
3.0000%, 2/1/47	20,689,075	21,919,393
3.0000%, 3/1/47	2,209,909	2,338,926
3.5000%, 3/1/47	686,429	734,964
3.5000%, 7/1/47	579,965	620,972
3.5000%, 8/1/47	499,049	529,164
3.5000%, 8/1/47	373,130	405,510
3.5000%, 12/1/47	178,083	193,537
3.5000%, 12/1/47	106,284	115,507
3.5000%, 1/1/48	1,287,563	1,370,549
4.0000%, 1/1/48	4,709,705	5,088,840
4.0000%, 1/1/48	4,443,328	4,802,909
3.0000%, 2/1/48	1,078,549	1,141,337
3.5000%, 3/1/48	168,360	183,066
4.0000%, 3/1/48	1,594,061	1,721,608
4.5000%, 3/1/48	59,570	64,878
3.0000%, 5/1/48	495,096	521,388
5.0000%, 5/1/48	1,305,357	1,444,886
3.5000%, 7/1/48	16,617,135	17,724,676
4.5000%, 8/1/48	33,586	36,579
3.0000%, 11/1/48	2,454,727	2,580,930
4.0000%, 2/1/49	852,866	915,654
3.0000%, 8/1/49	1,334,726	1,411,109
3.0000%, 9/1/49	248,104	260,416
2.5000%, 1/1/50	636,494	655,788
2.5000%, 10/1/50	1,175,550	1,207,446
2.5000%, 1/1/51	2,139,903	2,195,990
3.5000%, 8/1/56	4,135,272	4,505,196
3.0000%, 2/1/57	3,982,520	4,280,993
3.0000%, 6/1/57	74,394	79,938
		100,973,369
Freddie Mac Gold Pool:
3.5000%, 1/1/47	485,488	526,940
Freddie Mac Pool:
3.0000%, 5/1/31	5,235,105	5,569,459
3.0000%, 9/1/32	1,147,240	1,223,355
3.0000%, 10/1/32	571,913	605,345
3.0000%, 1/1/33	650,881	694,064
2.5000%, 12/1/33	5,568,091	5,816,083
3.0000%, 10/1/34	1,175,033	1,254,206
3.0000%, 10/1/34	475,405	506,033
2.5000%, 11/1/34	1,649,589	1,728,472
2.5000%, 11/1/34	333,134	349,064
6.0000%, 4/1/40	1,388,803	1,622,389
3.5000%, 7/1/42	223,924	243,052
3.5000%, 8/1/42	306,997	333,222
3.5000%, 8/1/42	237,734	258,042
3.5000%, 2/1/43	839,954	914,574
3.0000%, 3/1/43	2,353,547	2,494,404
3.0000%, 6/1/43	167,940	173,817
3.5000%, 2/1/44	818,151	890,834
4.5000%, 5/1/44	416,528	465,614
3.5000%, 12/1/44	4,984,605	5,389,845

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.0000%, 1/1/45	$1,280,849	$1,354,916
3.0000%, 1/1/46	185,619	197,945
3.5000%, 7/1/46	6,024,392	6,510,970
3.5000%, 7/1/46	1,097,690	1,169,868
3.0000%, 8/1/46	345,895	363,650
3.0000%, 10/1/46	2,512,781	2,648,005
4.0000%, 3/1/47	518,222	566,710
3.0000%, 4/1/47	475,508	499,916
3.5000%, 4/1/47	195,810	211,211
3.5000%, 9/1/47	1,864,165	1,976,908
3.5000%, 11/1/47	1,562,571	1,665,070
3.5000%, 12/1/47	2,808,313	3,025,290
3.5000%, 12/1/47	1,242,587	1,324,096
3.5000%, 2/1/48	1,328,201	1,414,409
3.5000%, 2/1/48	1,047,742	1,113,770
4.0000%, 3/1/48	1,326,059	1,432,336
4.5000%, 3/1/48	61,513	66,995
4.0000%, 4/1/48	1,877,824	2,011,202
4.0000%, 4/1/48	1,171,556	1,267,399
4.0000%, 5/1/48	2,180,557	2,341,353
4.5000%, 7/1/48	423,356	461,080
5.0000%, 9/1/48	151,010	167,692
4.5000%, 12/1/48	993,394	1,091,202
3.0000%, 8/1/49	1,077,880	1,135,122
3.0000%, 8/1/49	397,355	420,088
3.0000%, 12/1/49	719,332	748,388
3.0000%, 12/1/49	657,801	684,372
2.5000%, 1/1/50	261,488	269,415
3.0000%, 3/1/50	803,970	841,145
3.5000%, 3/1/50	380,058	404,991
		67,917,388
Ginnie Mae:
2.0000%, TBA, 30 Year Maturity	44,216,122	44,629,985
2.5000%, TBA, 30 Year Maturity	20,540,500	21,191,223
		65,821,208
Ginnie Mae I Pool:
4.0000%, 1/15/45	4,665,763	5,172,248
4.5000%, 8/15/46	4,715,355	5,353,679
4.0000%, 7/15/47	1,367,914	1,488,589
4.0000%, 8/15/47	267,766	291,388
4.0000%, 11/15/47	481,317	523,778
4.0000%, 12/15/47	630,019	685,598
		13,515,280
Ginnie Mae II Pool:
4.0000%, 8/20/47	546,724	596,182
4.0000%, 8/20/47	143,800	158,400
4.0000%, 8/20/47	89,877	98,008
4.5000%, 2/20/48	713,799	777,387
4.0000%, 5/20/48	357,391	384,215
4.5000%, 5/20/48	1,874,610	2,063,907
4.5000%, 5/20/48	234,709	258,410
4.0000%, 6/20/48	3,574,915	3,843,239
5.0000%, 8/20/48	2,731,799	2,982,828
		11,162,576
Total Mortgage-Backed Securities (cost $353,690,371)		360,260,888
United States Treasury Notes/Bonds– 6.9%
0.1250%, 2/28/23	1,512,000	1,511,055
0.3750%, 1/31/26	46,025,100	44,885,260
0.5000%, 2/28/26	125,428,000	122,978,234
1.1250%, 2/29/28	9,193,400	9,032,515
0.8750%, 11/15/30	67,662,900	62,577,610
1.1250%, 2/15/31	91,639,100	86,584,631
1.1250%, 5/15/40	3,805,000	3,104,642
1.3750%, 11/15/40	13,566,000	11,539,579
1.8750%, 2/15/41	19,479,000	18,136,775
2.7500%, 8/15/42	29,504,500	31,648,186
1.3750%, 8/15/50	46,677,000	36,422,647
1.6250%, 11/15/50	63,932,500	53,273,754
Total United States Treasury Notes/Bonds (cost $502,488,565)		481,694,888
Common Stocks– 64.3%
Aerospace & Defense – 1.1%
General Dynamics Corp	264,075	47,945,457

Shares or Principal Amounts		Value
Common Stocks– (continued)
Aerospace & Defense– (continued)
L3Harris Technologies Inc	135,556	$27,474,490
		75,419,947
Air Freight & Logistics – 0.7%
United Parcel Service Inc	301,765	51,297,032
Airlines – 0.5%
Southwest Airlines Co*	564,529	34,470,141
Auto Components – 0.3%
Aptiv PLC*	168,294	23,207,743
Banks – 1.5%
Bank of America Corp	2,700,849	104,495,848
Beverages – 0.7%
Monster Beverage Corp*	565,841	51,542,457
Biotechnology – 0.9%
AbbVie Inc	590,496	63,903,477
Capital Markets – 2.4%
CME Group Inc	284,290	58,060,547
Morgan Stanley	1,199,153	93,126,222
S&P Global Inc	52,437	18,503,444
		169,690,213
Chemicals – 0.4%
Sherwin-Williams Co	42,029	31,017,822
Communications Equipment – 0.5%
Motorola Solutions Inc	167,647	31,526,018
Consumer Finance – 1.0%
American Express Co	494,739	69,975,884
Electrical Equipment – 0.3%
Rockwell Automation Inc	70,888	18,816,511
Electronic Equipment, Instruments & Components – 0.4%
Corning Inc	670,558	29,175,979
Entertainment – 1.8%
Activision Blizzard Inc	417,373	38,815,689
Netflix Inc*	39,030	20,360,390
Walt Disney Co*	348,852	64,370,171
		123,546,250
Food & Staples Retailing – 1.5%
Costco Wholesale Corp	222,950	78,585,416
Sysco Corp	349,143	27,491,520
		106,076,936
Food Products – 0.5%
Hershey Co	205,677	32,529,874
Health Care Equipment & Supplies – 2.7%
Abbott Laboratories	589,503	70,646,040
Edwards Lifesciences Corp*	340,014	28,438,771
Intuitive Surgical Inc*	30,428	22,484,466
Medtronic PLC	336,626	39,765,629
Stryker Corp	113,336	27,606,383
		188,941,289
Health Care Providers & Services – 2.2%
UnitedHealth Group Inc	402,736	149,845,984
Hotels, Restaurants & Leisure – 2.8%
Hilton Worldwide Holdings Inc*	391,292	47,315,029
McDonald's Corp	445,029	99,748,800
Starbucks Corp	453,092	49,509,363
		196,573,192
Household Products – 1.1%
Clorox Co	70,945	13,683,872
Procter & Gamble Co	471,857	63,903,594
		77,587,466
Industrial Conglomerates – 1.2%
Honeywell International Inc	382,899	83,115,886
Information Technology Services – 3.6%
Accenture PLC	170,218	47,022,722
Fidelity National Information Services Inc	212,995	29,949,227
Mastercard Inc	493,995	175,886,920
		252,858,869
Insurance – 1.2%
Progressive Corp	861,723	82,389,336
Interactive Media & Services – 3.0%
Alphabet Inc - Class C*	102,563	212,164,899
Internet & Direct Marketing Retail – 3.6%
Amazon.com Inc*	64,998	201,109,012
Booking Holdings Inc*	20,700	48,227,688
		249,336,700

Shares or Principal Amounts		Value
Common Stocks– (continued)
Leisure Products – 0.5%
Hasbro Inc	381,563	$36,675,836
Life Sciences Tools & Services – 1.2%
Illumina Inc*	65,543	25,172,445
Thermo Fisher Scientific Inc	124,738	56,927,928
		82,100,373
Machinery – 1.4%
Deere & Co	227,671	85,180,828
Trane Technologies PLC	54,379	9,002,987
		94,183,815
Media – 1.4%
Comcast Corp	1,845,387	99,853,891
Multiline Retail – 1.0%
Dollar General Corp	329,085	66,679,203
Personal Products – 0.3%
Estee Lauder Cos Inc	65,219	18,968,946
Pharmaceuticals – 2.9%
Bristol-Myers Squibb Co	481,222	30,379,545
Eli Lilly & Co	442,254	82,621,892
Merck & Co Inc	1,134,069	87,425,379
		200,426,816
Real Estate Management & Development – 0.4%
CBRE Group Inc*	338,616	26,787,912
Road & Rail – 0.7%
CSX Corp	477,968	46,085,675
Semiconductor & Semiconductor Equipment – 4.6%
Advanced Micro Devices Inc*	243,385	19,105,722
Lam Research Corp	204,369	121,648,604
NVIDIA Corp	147,179	78,583,283
QUALCOMM Inc	235,723	31,254,513
Texas Instruments Inc	382,653	72,317,590
		322,909,712
Software – 8.0%
Adobe Inc*	271,710	129,162,783
Autodesk Inc*	60,648	16,808,593
Cadence Design Systems Inc*	139,908	19,165,997
Microsoft Corp	1,462,195	344,778,565
salesforce.com Inc*	231,034	48,949,174
		558,865,112
Specialty Retail – 1.9%
Home Depot Inc	425,500	129,883,875
Technology Hardware, Storage & Peripherals – 3.2%
Apple Inc	1,847,428	225,663,330
Textiles, Apparel & Luxury Goods – 0.9%
NIKE Inc	494,728	65,744,404
Total Common Stocks (cost $2,647,899,303)		4,484,334,653
Preferred Stocks– 0.2%
Banks – 0.2%
First Republic Bank/CA, 4.1250%µ	286,925	7,173,125
Truist Financial Corp, 4.7500%µ	328,875	8,468,531
Total Preferred Stocks (cost $15,395,000)		15,641,656
Investment Companies– 4.6%
Money Markets – 4.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $320,819,965)	320,793,152	320,825,231
Total Investments (total cost $5,301,680,377) – 102.6%		7,154,927,660
Liabilities, net of Cash, Receivables and Other Assets – (2.6)%		(184,528,191)
Net Assets – 100%		$6,970,399,469

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$7,060,385,407	98.7%
United Kingdom	38,756,708	0.5
France	14,646,642	0.2
Canada	10,152,765	0.2
Belgium	9,496,759	0.1
South Korea	7,528,948	0.1
Switzerland	6,133,125	0.1
Australia	5,209,461	0.1
Mexico	2,617,845	0.0

Total	$7,154,927,660	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 4.6%
Money Markets - 4.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$32,338	$-	$-	$320,825,231

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 4.6%
Money Markets - 4.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	182,258,962	385,765,734	(247,199,465)	320,825,231

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $651,459,181, which represents 9.3% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of March 31, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$409,508,429	$-
Bank Loans and Mezzanine Loans	-	13,390,088	-
Corporate Bonds	-	967,583,034	-
Inflation-Indexed Bonds	-	101,688,793	-
Mortgage-Backed Securities	-	360,260,888	-
United States Treasury Notes/Bonds	-	481,694,888	-
Common Stocks	4,484,334,653	-	-
Preferred Stocks	-	15,641,656	-
Investment Companies	-	320,825,231	-
Total Assets	$4,484,334,653	$2,670,593,007	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70300 05-21